Statements of Operations (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 284
Cost of revenues	448
Gross loss	(164)
Research and development expenses, net	2,788	3,449	$ 5,210	$ 5,765	$ 3,249
Marketing, general, and administrative expenses	1,003	2,332	4,505	5,296	7,625
Other income			(9)		(12)
Total operating expenses	3,791	5,781	9,706	11,061	10,862
Total operating loss	3,955	5,781	9,706	11,061	10,862
Total Financial Expenses net,	526	1,496	(3,206)	(5,265)	(2,656)
Net loss	$ 4,481	$ 7,277	$ 6,500	$ 5,796	$ 8,206
Net loss per share attributable to ordinary shareholders, basic (in Dollars per share)	$ (0.002)	$ (0.006)	$ (0.004)	$ (0.01)	$ (0.02)
Net loss per share attributable to ordinary shareholders,Diluted (in Dollars per share)	$ (0.002)	$ (0.006)	$ (0.004)	$ (0.01)	$ (0.02)
Weighted average number of shares used in computing net loss per share attributable to ordinary shareholders, basic (in Shares)	2,288,278,248	1,322,019,241	1,562,627,495	754,076,407	564,575,967
Weighted average number of shares used in computing net loss per share attributable to ordinary shareholders, Diluted (in Shares)	2,288,278,248	1,322,019,241	1,562,627,495	754,076,407	564,575,967